UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22358

City National Rochdale Structured Claims Fixed Income Fund, LLC
(Exact name of registrant as specified in charter)

400 Park Avenue
New York, New York 10022-4406
(Address of principal executive offices) (Zip code)

Don Andrews
400 Park Avenue
New York, New York 10022-4406
(Name and address of agent for service)

(800) 245-9888
Registrant's telephone number, including area code

Date of fiscal year end:  September 30

Date of reporting period:  June 30, 2019

Item 1. Schedule of Investments.

City National Rochdale Structured Claims Fixed Income Fund, LLC
SCHEDULE OF INVESTMENTS, June 30, 2019 (Unaudited)

		Percentage of
	Long-Term Investment:	Members' Capital	Cost [4]	Fair Value

	Crescit Eundo Finance I, LLC Note, 8.10%, Series 2009-A,	99.42%	$17,633,808	$18,374,314
	February 15, 2040, at value [1,2]

	Short-Term Investment:

	Money Market Fund:
	First American Government Obligations Fund - Class Z, 2.26% [3]	6.18	1,141,793	1,141,793

	Total Investments	105.60%	$18,775,601	$19,516,107

[1]	Illiquid restricted security.

[2]	Fair valued by Valuation Committee as delegated by the Fund's Board of Managers.

[3]	7-day yield.

[4]	Tax cost of investments is the same.

City National Rochdale Structured Claims Fixed Income Fund, LLC
SCHEDULE OF INVESTMENTS, June 30, 2019 (Unaudited), Continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments at June 30, 2019:

	Level 1	Level 2	Level 3	Total

Long-Term Investment
Promissory Note	$-	$-	$18,374,314	$18,374,314

Short-Term Investment
Money Market Fund	1,141,793	-	-	1,141,793

Total Investments	$1,141,793	$-	$18,374,314	$19,516,107

Level 3 Reconciliation Disclosure

The following is a reconciliation of the beginning and ending balances for assets and liabilities measured at fair value using significant unobservable inputs (Level 3) during the period ended June 30, 2019:

			Investment in Security
Balance, September 30, 2018			$21,299,727
Realized gain/(loss)			-
Change in unrealized fair value			(9,832)
Purchases			-
Principal payments			(2,915,581)
Balance, June 30, 2019			$18,374,314
Change in unrealized appreciation/depreciation
for Level 3 instrument held at June 30, 2019			$(9,832)

Quantitative Information about Level 3 Fair Value Measurements held in the Fund:

	Fair Value at	Valuation	Unobservable	Range (Average)
Description	June 30, 2019	Technique	Input	Value
Promissory Note	$18,374,314	Discounted	Discount Rate	7.53% - 7.77%
		Cash Flow		(7.63%)

An increase in the discount rate used would result in a lower fair value measurement.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale.  The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities.  Investments in restricted securities are valued at fair value as determined in good faith in accordance with  procedures adopted by the Board.  It is possible that the estimated value may differ significantly  from the amount that might ultimately be realized in the near term, and the difference could be material.  At June 30, 2019, the Fund was invested in one restricted security: Crescit Eundo Finance I, LLC Note fair valued at $18,374,314 constituting 99.42% of the Fund's net assets, acquired February 24, 2010 with a cost basis of $17,633,808.

City National Rochdale Structured Claims Fixed Income Fund, LLC
SCHEDULE OF INVESTMENTS, June 30, 2019 (Unaudited)

Summary of Fair Value Exposure

The Fund follows fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, and a discussion in changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

All investments are carried at fair value. The Board has delegated fair value determinations to the Adviser. The Adviser has formed an internal Fair Value Committee (the “Committee”) to monitor and implement the fair valuation process with respect to the Fund. The Fund invested substantially all of its investable assets in the Crescit Eundo Finance I, LLC 8.10% Fixed Rate Note, Series 2009-A, which is represented by one certificate (“Note”).

Market quotations are not readily available for the Note. The Note is issued by Crescit Eundo Finance I, LLC, a special purpose entity, which holds interests in a trust that owns a pool of receivables from various insurance companies (the “Annuity Providers”). The receivable are based on and secured by rights to payments pursuant to underlying settlement agreements of legal claims. Except in certain instances of misrepresentations and warranties by the seller of the underlying settlement agreements, the Fund’s right to payment of the Note is secured by the Fund’s interests in the trust and right to receivable payments.

A discounted cash flow analysis is used to determine the fair value of the Note on a monthly basis.  All future cash inflows are estimated and discounted to arrive at the Note’s fair value. The inputs into the discounted cash flow model are discussed below.

City National Rochdale Structured Claims Fixed Income Fund, LLC
SCHEDULE OF INVESTMENTS, June 30, 2018 (Unaudited), Continued

The cash flow to the Fund generated by the Note is estimated based on the cash flows projected by the Annuity Providers at the time the Notes were purchased by the Fund. The Committee will adjust such estimated cash flows, if necessary, based on the following types of information obtained by the Adviser:

· Information relating to the financial position of the Special Purpose Entity, the trust, and their affiliates.

· Information regarding the Annuity Providers (including the credit ratings of the Annuity Providers).

· Information regarding the cash flows underlying the settlement receivables from the Annuity Providers.

· The occurrence of any significant market or company specific event that may affect any of the foregoing or the structured settlement industry.

The discount rate used in the analysis is computed as the total of (i) the current Barclays Capital US Investment Grade Credit Insurance Index (yield-to-worst) (the “Barclays Index”), plus (ii) a liquidity premium adjustment, plus (iii) a credit adjustment.

The liquidity premium adjustment is a factor meant to reflect the discount from the Barclays Index rate that would be used by the market in determining the value of the receivable payments from the Annuity Providers in connection with the sale or liquidation of the receivable payments. Based on the historical experience over the long term, this factor will range from 2% to 4%. Upon acquisition of the Note, the initial liquidity premium adjustment was established at 2.25%. The 2.25% factor is adjusted monthly in the same proportion as the current level of the Barclays Index varies from 5.5%, which is the long-term average of the Barclays Index.

The credit adjustment is a factor meant to reflect the discount that would be used by the market in determining the value of the receivable payments that the Fund is entitled to receive based on the nature and structure of the underlying legal claim settlement agreements.  The Committee has established the adjustment as 0.50%.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  City National Rochdale Structured Claims Fixed Income Fund, LLC

By (Signature and Title) /s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro, President

Date August 15, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro, President

Date August 15, 2019

By (Signature and Title /s/ Mitchell Cepler
Mitchell Cepler, Treasurer

Date August 16, 2019